SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Share-based Compensation [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The key assumptions utilized to calculate the grant-date fair values for these awards are summarized below:

Key assumptions	PSU Awards Granted in 2017	PSU Awards Granted in 2018
Grant date share price	€66.85	€113.70
Expected volatility	17.4%	16.7%
Dividend yield	1.2%	0.9%
Risk-free rate	0%	0%

The target amount of PSUs vests as follows based on the Company’s TSR performance compared to an industry specific peer group of eight, including the Company, (“Peer Group”):

Ferrari TSR Ranking	% of Target Awards that Vest
	CEO	SMT and Key Leaders
1	150%	150%
2	120%	120%
3	100%	100%
4	75%	—
5	50%	—
>5	0%	—
The defined Peer Group, which is applicable for the Performance Share Units 2016-2020, is as follows:

Ferrari	Brunello Cucinelli	Burberry	Ferragamo
Hermes	LVMH	Moncler	Richemont
Of the total number of PSU awards, 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific peer group of eight, including the Company, (“New Peer Group”):

Ferrari TSR Rating	% of Awards that Vest
1	150%
2	120%
3	100%
4	75%
5	50%
>5	0%

The defined New Peer Group(*), which is applicable to the Performance Share Units 2019-2021, is as follows:

Ferrari	Aston Martin	Burberry	Hermes
Kering	LVMH	Moncler	Richemont
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(*) Tiffany was removed from the New Peer Group as a consequence of its recently announced acquisition by LVMH in November 2019.

Of the total number of PSU awards, 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the business plan:

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+10%	140%
+5%	120%
Business Plan Target	100%
-5%	80%
<-5%	0%
The key assumptions utilized to calculate the grant-date fair values for these awards are summarized below:

Key Assumptions
Grant date share price	122.60
Expected volatility	26.50%
Dividend yield	0.83%
Risk-free rate	0%

Outstanding number of PSUs and RSUs
Changes during 2019, 2018 and 2017 to the outstanding number of PSU and RSU share awards under both the Equity Incentive Plan 2016-2020 and Equity Incentive Plan 2019-2021 are as follows:

	Outstanding PSU Awards	Outstanding RSU Awards
Balance at January 1, 2017	—	—
Granted(1)	686,933	118,467
Forfeited	—	—
Vested	—	—
Balance at December 31, 2017	686,933	118,467
Granted(1)	20,793	10,397
Forfeited	(21,200)	(10,600)
Vested	—	—
Balance at December 31, 2018	686,526	118,264
Granted(2)	175,307	110,968
Forfeited	(32,832)	(18,000)
Vested	(230,282)	(40,087)
Balance at December 31, 2019	598,719	171,145
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(1)	Granted under the Equity Incentive Plan 2016-2020

(2)	Granted under the Equity Incentive Plan 2019-2021